As filed with the Securities and Exchange Commission on July 1, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Name and address of agent for service)

Registrant’s telephone number, including area code (626) 304-9222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2020

PRIMECAP ODYSSEY STOCK    (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH  (POAGX)

Beginning in January 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (http://www.primecap.com/document-viewer/), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-729-2307 or by accessing your online shareholder account at http://www.primecap.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-729-2307 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account with that intermediary if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2020, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of -13.16%, -7.35%, and -4.78%, respectively. The unmanaged S&P 500 Index produced a total return of -3.16% during the period.

The U.S. equity market’s modest decline during the period masked a fitful bout with COVID-19, the pandemic wreaking unprecedented global havoc. Despite a mid-January outbreak in Wuhan prompting widespread lockdowns in China, the market was initially undeterred and even registered double-digit gains through late February. But as contagion proliferated beyond China’s borders, punctuated by Italy’s tragic experience, fear escalated. And in roughly a month of panicked trading, the market lost one-third of its value, abruptly ending the decade-long bull market.

Countries meanwhile implemented emergency mitigation measures, ranging from social distancing to national quarantines, triggering massive societal disruption and an inevitable economic downturn. Indeed, domestic fundamentals deteriorated at a record-setting pace, most notably 30 million newly unemployed over a six-week span. Expectations for 2020 corporate earnings also nosedived, declining 25 percent since February.

In response, the government launched a monetary-fiscal bazooka, driving the 10-year Treasury yield to record lows (0.6% at period-end) while running a staggering $737B federal deficit in April alone. Science also joined the skirmish, injecting some optimism via a successful Remdesivir trial and several promising vaccine candidates. With sentiment on the mend, the market bounced 30 percent from its late March trough as April logged the best month for stocks since 1987.

Amid the tumult, two sectors performed comparatively well: information technology (+10%), as enabler for a home-bound populace; and health care (+7%), as potential panacea. Energy (-31%) and financials (-20%), on the other hand, fell precipitously in concert with crude oil prices and interest rates. Industrials (-17%) also underperformed, anchored by significant airline weakness.

The Funds’ performances lagged the broader market. Sector allocation generally boosted results, particularly the Funds’ health care overweight and energy underweight positions. But stock selection was weak, as strong results in health care were unable to offset extensive weakness elsewhere. In particular, the Funds’ outsized exposure to airlines and cruise lines created an insurmountable headwind as travel effectively ceased.

Each of the Funds held an overweight position in the health care, industrials, and consumer discretionary sectors, and an underweight position in the energy, real estate, consumer staples, communication services, materials, and utilities sectors. The Stock Fund maintained a modest underweight in information technology and a modest overweight in financials; the Growth and Aggressive Growth Funds featured the opposite weightings.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Stock Fund

For the six months ended April 30, 2020, the Stock Fund’s total return of -13.16% trailed the S&P 500’s total return of -3.16%. Relative to the S&P 500, modestly favorable sector allocation was more than offset by unfavorable stock selection.

The Fund’s overweight position in health care and underweight position in energy aided performance, overcoming an adverse overweight position in industrials. Relative to its Odyssey Fund peers, however, the Stock Fund has greater industrials (18% of average assets) and financials (14% of average assets) exposure and less health care exposure (24% of average assets), and all three relative exposures constrained the Fund’s sector allocation upside.

Stock selection was highly unfavorable, with extensive underperformance in industrials, information technology, consumer discretionary, and financials. Our two largest positions, Eli Lilly (+37%) and Astrazeneca (+9%), contributed positively in health care. But the Fund’s substantial airlines (industrials) and cruise lines (consumer discretionary) holdings plummeted in the wake of pandemic-driven declines in travel, including United (-67%), American (-60%), Delta (-53%), and Southwest (-44%) in airlines, and Carnival (-62%) and Royal Caribbean (-56%) in cruise lines. Other notable detractors were Hewlett Packard Enterprise (-38%) in information technology and Discover Financial Services (-46%), Wells Fargo (-43%), and J.P. Morgan (-22%) in financials. Lastly, the Fund also suffered meaningfully from its negligible ownership of two heavyweight outperformers, Amazon (+39%) and Apple (+19%).

The top 10 holdings, which collectively represented 30.9% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/20	Ending % of Total Portfolio*
Eli Lilly and Company	5.3
Astrazeneca PLC Sponsored ADR	5.3
JPMorgan Chase & Co.	3.2
Amgen Inc.	2.9
Microsoft Corporation	2.8
Siemens AG	2.5
Sony Corporate Sponsored ADR	2.4
Biogen Inc.	2.2
Bristol-Myers Squibb Company	2.2
Intel Corporation	2.1
Total % of Portfolio	30.9

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Growth Fund

For the six months ended April 30, 2020, the Growth Fund returned -7.35%, trailing both the S&P 500’s -3.16% total return and the Russell 1000 Growth Index’s total return of +6.09%. Favorable sector allocation was again unable to offset unfavorable stock selection.

Health care was the primary bright spot in the portfolio. The Fund’s large overweight position (32% average weighting versus 14% for the S&P 500) and portfolio outperformance (+12% sector return versus +7% for the benchmark) both boosted results. Seattle Genetics (+28%), BioMarin (+26%), and Amgen (+14%) provided a strong biotechnology complement to the Fund’s pharmaceuticals outperformance, while Insulet (+37%) shined among medical device stocks.

Unfortunately, as with the Stock Fund, large losses in the airlines and cruise lines dwarfed the health care upside, with JetBlue (-50%) and Norwegian Cruise Lines (-68%) adding to the travel-related underperformance. Elsewhere, the Growth Fund’s positions in Tesla (+148%) and iRobot (+27%) mitigated portfolio weakness in the consumer discretionary sector.

The top 10 holdings, which collectively represented 27.9% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/20	Ending % of Total Portfolio*
Eli Lilly and Company	4.1
Seattle Genetics, Inc.	3.1
Biogen Inc.	3.0
Alphabet Inc. Class A & Class C	2.9
ABIOMED, Inc.	2.9
Amgen Inc.	2.7
Alibaba Group Holding Ltd. Sponsored ADR	2.5
Insulet Corporation	2.3
Micron Technology, Inc.	2.3
Astrazeneca PLC Sponsored ADR	2.1
Total % of Portfolio	27.9

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

For the six months ended April 30, 2020, the Aggressive Growth Fund’s total return of -4.78% trailed both the S&P 500’s total return of -3.16% and the Russell Midcap Growth Index’s total return of -1.78%. Relative to the S&P 500, positive sector allocation nearly offset unfavorable stock selection.

Health care made another positive contribution, as the Fund’s 30% average weighting and 11% portfolio return both outpaced the benchmark. The Fund’s new position in BioNTech, an mRNA-based biotechnology company with multiple COVID-19 vaccine candidates, returned +182% during the period. Within financials, a smaller sector position (6% average weighting versus 12% for the S&P 500) coupled with better portfolio performance (-4% sector return versus -20% for the benchmark) provided a relative boost. And in consumer discretionary a larger position in Tesla and meaningful ownership of Chegg (+39%) and Sony (+6%) delivered sector-level outperformance.

But even these improvements were insufficient. The headwinds from our travel holdings were more substantial in the Aggressive Growth Fund, generating more than 700 basis points of underperformance in total. The Fund also lacked exposure to Microsoft (+26%), which exacerbated the challenge created by our pronounced underweight positions in Amazon and Apple.

The top 10 holdings, which collectively represented 29.4% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/20	Ending % of Total Portfolio*
Sony Corporation Sponsored ADR	3.9
Seattle Genetics, Inc.	3.5
Micron Technology, Inc.	3.3
Splunk Inc.	3.3
Biogen Inc.	2.9
MarketAxess Holdings Inc.	2.7
ABIOMED, Inc.	2.6
Nektar Therapeutics	2.6
Eli Lilly and Company	2.4
Alphabet Inc. Class A & Class C	2.2
Total % of Portfolio	29.4

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Outlook

Looking forward, our view on U.S. equities is somewhat more circumspect than usual following April’s strong run. The world remains largely locked down and economic data are alarmingly negative. The status quo is unsustainable, and yet reopening economies is fraught with difficulty and risk. The market’s rebound seemingly foretells a robust recovery, as valuation on last year’s peak earnings remains lofty (17.9x 2019 P/E at period-end). But with Treasury yields threatening negative territory, this may simply reflect few alternatives to equities.

We subscribe to the maxim, “This, too, shall pass,” but when and how remain elusive. The world is engaged in asymmetric warfare with a nearly invisible viral enemy. The pandemic’s initial ambush, partially obfuscated by local misinformation, seeded a vigorous global assault that forced an unready populace into hiding. Now, somewhat more informed and better armed, the world is preparing to counterattack. In this especially thick fog of uncertainty, we contemplate a post-COVID existence: does this virus change everything, or will ‘normal’ ultimately prevail?

Unsurprisingly, as countries mount their offensives, strategies vary: some pursue eradication, others await herd immunity, and still others seem to just cross their fingers. Remarkably, despite all we have learned about Sars-CoV-2 and COVID-19, the world’s understanding is still inadequate. Among many critical unknowns, divergent estimates of the infection fatality rate (IFR) reasonably inform very different approaches. But paranoia, politics, and poor modeling also feature prominently.

Regardless of strategy, the world rightly views science, and medical progress specifically, as the ultimate secret weapon. Ongoing development efforts should yield both near-term treatment options and long-term vaccine solutions, even absent commercial incentive. There is clear irony in our utter reliance on the drug industry, particularly here at home where widespread criticism of Big Pharma has been the norm, but now a desperate populace petitions for a cure. Health care is each Fund’s largest sector weighting; our health care portfolios, which are chiefly comprised of pharmaceutical and biotechnology companies pursuing novel drugs and therapies, outperformed during the reporting period. But this was not in response to a traditional wartime demand surge; only a subset of our companies has direct COVID-19 tie-ins, and most such companies are unlikely to reap material financial rewards. Instead, the industry had previously endured damage to its reputation and, in turn, its valuation. Naysayers and skeptics viewed prices, and thus earnings, as unfairly high, blithely ignoring the massive risk and expense incurred during drug development. The pandemic has served as a stark reminder of the industry’s inherent value, and we believe our holdings’ life-saving innovations remain underappreciated.

Unfortunately, two other investment theses have struggled mightily during this pandemic: sins of both commission (airlines and cruise lines) and omission (FAANG stocks). Travel is among the hardest-hit industries, with the current decline in demand dramatically worse than 9/11 and the Great Financial Crisis combined. Airplanes are flying empty and cruise ships sit idle; both industries are bleeding cash and borrowing to survive. We viewed our holdings as secular growers

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

in attractive industry structures – and very inexpensive to boot. But the pandemic gave no quarter, instead halving the stocks (or worse), and driving roughly five-to-seven percentage points of underperformance per Fund. With enterprise values likely impaired and given ongoing value leakage from equity to debt, we acknowledge irreversible damage to our initial positions. That said, from here we also still see select opportunities for meaningful upside, assuming normalization largely triumphs. We continue to evaluate the Funds’ airline and cruise line ownership following this painful structural reset.

Finally, we have long invested in technology’s inexorable rise, and two Funds are overweight information technology (the Stock Fund only recently drifted to a modest underweight position). But we have preferred unconventional exposure via semiconductors and software, generally eschewing the so-called ‘Big Tech’ FAANG stocks (i.e., Facebook, Amazon, Apple, Netflix, and Google/Alphabet). These companies are remarkably well-positioned for shelter-in-place: social media, e-commerce, streaming, and cloud computing, among other services. Whereas these five stocks represented 14% of the S&P 500 during the period, they were just 1-3% of average Fund assets (mostly Google/Alphabet). Given their outperformance (+24% average return), this positioning drove an additional two-to-three percentage point underperformance gap per Fund. These companies have undeniably strong competitive positions, perhaps justifying their multi-year ascendancy. But their combined size and valuation today imply uninterrupted long-term success going forward. We remain wary.

As bottom-up stock pickers, we spend our time searching for opportunities to invest in stocks with long-term prospects we find to be materially better than market prices imply. This approach to stock selection, which drives portfolio composition and thus sector allocation, often results in portfolios that bear little resemblance to market indices, creating the possibility for lengthy periods of relative outperformance or underperformance. We nonetheless believe that this approach can generate superior results for shareholders over the long term.

Sincerely,

PRIMECAP Management Company

May 11, 2020

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involves: 1) greater volatility; 2) political, economic, and currency risks; and 3) differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The S&P 500 Index is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Price-to-earnings ratio is calculated by dividing the current share price of a stock by its earnings per share.

Earnings per share is calculated by taking the total earnings divided by the number of shares outstanding.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from October 31, 2009 to April 30, 2020, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2009 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2020
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	-10.85%	6.26%	10.10%	8.80%
S&P 500*	0.86%	9.12%	11.69%	8.53%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from October 31, 2009 to April 30, 2020, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2009 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2020
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	-8.00%	8.50%	11.42%	10.02%
S&P 500*	0.86%	9.12%	11.69%	8.53%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from October 31, 2009 to April 30, 2020, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2009 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2020
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	-7.74%	8.39%	13.87%	12.18%
S&P 500*	0.86%	9.12%	11.69%	8.53%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Communication Services	2.5%
Consumer Discretionary	10.2%
Consumer Staples	0.7%
Energy	0.9%
Financials	11.8%
Health Care	28.4%
Industrials	15.5%
Information Technology	23.9%
Materials	1.0%
Short-Term Investments and Other Assets	5.1%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Communication Services	4.0%
Consumer Discretionary	10.4%
Consumer Staples	0.1%
Energy	1.7%
Financials	7.4%
Health Care	36.4%
Industrials	11.6%
Information Technology	24.7%
Materials	0.3%
Short-Term Investments and Other Assets	3.4%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2020. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Communication Services	6.5%
Consumer Discretionary	13.1%
Consumer Staples	0.1%
Energy	0.4%
Financials	5.3%
Health Care	33.7%
Industrials	9.5%
Information Technology	27.1%
Materials	0.1%
Real Estate	0.0%
Preferred Stocks (Financials)	0.2%
Warrants (Industrials)	0.0%
Rights (Health Care)	0.0%
Short-Term Investments, net of Other Liabilities	4.0%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2020. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 94.9%

Communication Services – 2.5%
685,100	Activision Blizzard, Inc.	$43,661,423
32,325	Alphabet, Inc. – Class A (a)	43,532,078
42,825	Alphabet, Inc. – Class C (a)	57,756,364
397,900	Comcast Corp. – Class A	14,972,977
380,000	Tribune Publishing Co.	3,256,600
219,100	Walt Disney Co. (The)	23,695,665

		186,875,107

Consumer Discretionary – 10.2%
11,050	Amazon.com, Inc. (a)	27,337,700
31,000	Burlington Stores, Inc. (a)	5,663,390
947,900	CarMax, Inc. (a)	69,812,835
2,285,700	Carnival Corp.	36,342,630
408,900	eBay, Inc.	16,286,487
860,200	L Brands, Inc.	10,227,778
7,576,200	Mattel, Inc. (a)	66,064,464
1,032,400	MGM Resorts International	17,375,292
1,688,600	Newell Brands, Inc.	23,437,768
297,600	Restaurant Brands International, Inc.	14,671,680
1,049,800	Ross Stores, Inc.	95,909,728
253,050	Royal Caribbean Cruises Ltd.	11,835,148
2,781,400	Sony Corp. – ADR	178,704,950
266,700	TJX Cos., Inc. (The)	13,081,635
198,400	V.F. Corp.	11,527,040
1,356,239	Whirlpool Corp.	151,546,146

		749,824,671

Consumer Staples – 0.7%
277,900	Altria Group, Inc.	10,907,575
307,700	BJ’s Wholesale Club Holdings, Inc. (a)	8,095,587
138,900	Philip Morris International, Inc.	10,361,940
367,200	Tyson Foods, Inc. – Class A	22,836,168

		52,201,270

Energy – 0.9%
350,000	EOG Resources, Inc.	16,628,500
397,300	Hess Corp.	19,324,672
570,200	Noble Energy, Inc.	5,593,662
185,800	Pioneer Natural Resources Co.	16,593,798
97,200	Schlumberger Ltd.	1,634,904
1,785,400	Southwestern Energy Co. (a)	5,766,842

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Energy (continued)
1,149,800	Transocean Ltd. (a)	$1,471,744

		67,014,122

Financials – 11.8%
4,068,100	Bank of America Corp.	97,837,805
1,682,010	Charles Schwab Corp. (The)	63,445,417
1,657,850	Citigroup, Inc.	80,505,196
213,800	CME Group, Inc.	38,101,298
2,200,670	Discover Financial Services	94,562,790
2,422,400	JPMorgan Chase & Co.	231,969,024
305,025	Marsh & McLennan Cos., Inc.	29,688,083
828,900	Northern Trust Corp.	65,615,724
226,500	Progressive Corp. (The)	17,508,450
563,250	Raymond James Financial, Inc.	37,129,440
3,869,208	Wells Fargo & Co.	112,400,493

		868,763,720

Health Care – 28.4%
468,200	Abbott Laboratories	43,116,538
1,143,800	Agilent Technologies, Inc.	87,683,708
282,470	Alcon, Inc. (a)	14,917,241
878,000	Amgen, Inc.	210,035,160
7,366,600	AstraZeneca PLC – ADR	385,125,848
557,375	Biogen, Inc. (a)	165,445,621
240,400	Boston Scientific Corp. (a)	9,010,192
2,623,970	Bristol-Myers Squibb Co.	159,563,616
821,000	CVS Health Corp.	50,532,550
2,364,790	Elanco Animal Health, Inc. (a)	58,433,961
2,505,441	Eli Lilly & Co.	387,441,396
1,700	LivaNova PLC (a)	90,304
77,000	Medtronic PLC	7,517,510
873,500	Merck & Co., Inc.	69,303,490
1,282,350	Novartis AG – ADR	108,653,515
680,300	PerkinElmer, Inc.	61,587,559
106,764	Roche Holding AG – CHF	37,103,324
321,800	Sanofi – ADR	15,069,894
1,305,489	Siemens Healthineers AG – EUR	57,511,159
30,000	Stryker Corp.	5,592,900
391,600	Thermo Fisher Scientific, Inc.	131,060,688
301,900	Zimmer Biomet Holdings, Inc.	36,137,430

		2,100,933,604

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Industrials – 15.5%
4,250,800	AECOM (a)	$154,134,008
1,345,200	Airbus SE – EUR (a)	85,323,415
71,550	Alaska Air Group, Inc.	2,326,806
4,900,350	American Airlines Group, Inc.	58,853,203
34,900	AMETEK, Inc.	2,927,063
65,000	Armstrong World Industries, Inc.	5,010,200
431,662	Carrier Global Corp. (a)	7,644,734
650,723	Caterpillar, Inc.	75,731,143
264,700	Curtiss-Wright Corp.	27,436,155
111,000	Deere & Co.	16,101,660
1,253,150	Delta Air Lines, Inc.	32,469,117
713,385	FedEx Corp.	90,435,816
126,110	General Dynamics Corp.	16,472,488
711,700	Jacobs Engineering Group, Inc.	58,893,175
40,000	L3Harris Technologies, Inc.	7,748,000
455,612	Matson, Inc.	13,777,707
185,000	Maxar Technologies, Inc.	2,332,850
188,600	Norfolk Southern Corp.	32,269,460
146,081	Otis Worldwide Corp. (a)	7,436,984
95,000	Pentair PLC	3,286,050
318,962	Raytheon Technologies Corp.	20,671,927
30,000	Rockwell Automation, Inc.	5,684,400
1,948,243	Siemens AG – EUR	180,791,007
4,177,450	Southwest Airlines Co.	130,545,313
50,000	Union Pacific Corp.	7,989,500
2,407,540	United Airlines Holdings, Inc. (a)	71,215,033
258,300	United Parcel Service, Inc. – Class B	24,450,678

		1,141,957,892

Information Technology – 23.9%
254,000	Adobe, Inc. (a)	89,824,560
381,200	Analog Devices, Inc.	41,779,520
1,262,050	Applied Materials, Inc.	62,698,644
916,000	Cisco Systems, Inc.	38,820,080
455,298	Corning, Inc.	10,021,109
295,000	Diebold Nixdorf, Inc. (a)	1,454,350
10,627,599	Flex Ltd. (a)	103,725,366
11,165,352	Hewlett Packard Enterprise Co.	112,323,441
3,035,650	HP, Inc.	47,082,931
2,585,200	Intel Corp.	155,060,296
530,550	Keysight Technologies, Inc. (a)	51,341,324

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Information Technology (continued)
732,620	KLA Corp.	$120,215,616
16,786,830	L.M. Ericsson Telephone Co. – ADR	142,016,582
1,157,050	Microsoft Corp.	207,354,931
2,817,400	NetApp, Inc.	123,317,598
4,571,242	Nokia Corp. – ADR	16,365,046
97,720	NVIDIA Corp.	28,561,602
764,500	Oracle Corp.	40,495,565
307,100	PayPal Holdings, Inc. (a)	37,773,300
225,499	Perspecta, Inc.	4,864,013
1,717,105	QUALCOMM, Inc.	135,084,650
69,900	Science Applications International Corp.	5,708,034
517,600	Teradyne, Inc.	32,370,704
1,114,800	Texas Instruments, Inc.	129,394,836
168,900	Visa, Inc. – Class A	30,185,808

		1,767,839,906

Materials – 1.0%
653,200	Albemarle Corp.	40,126,076
363,983	Corteva, Inc.	9,532,715
338,383	Dow, Inc.	12,415,272
297,884	DuPont de Nemours, Inc.	14,006,506

		76,080,569

TOTAL COMMON STOCKS (Cost $5,433,002,492)		$7,011,490,861

SHORT-TERM INVESTMENTS – 4.1%
304,510,954	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 0.19% (b)	$304,510,954

TOTAL SHORT-TERM INVESTMENTS (Cost $304,510,954)		304,510,954

TOTAL INVESTMENTS IN SECURITIES (Cost $5,737,513,446) – 99.0%		7,316,001,815
Other Assets in Excess of Liabilities – 1.0%		70,573,313

TOTAL NET ASSETS – 100.0%		$7,386,575,128

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 96.6%

Communication Services – 4.0%
114,137	Alphabet, Inc. – Class A (a)	$153,708,298
82,295	Alphabet, Inc. – Class C (a)	110,987,975
450,200	Baidu, Inc. – ADR (a)	45,438,686
94,500	Comcast Corp. – Class A	3,556,035
1,078,000	comScore, Inc. (a)	3,115,420
194,800	Electronic Arts, Inc. (a)	22,257,848
85,000	Facebook, Inc. – Class A (a)	17,400,350
984,000	IMAX Corp. (a)	11,316,000
16,400	Walt Disney Co. (The)	1,773,660

		369,554,272

Consumer Discretionary – 10.4%
1,150,600	Alibaba Group Holding Ltd. – ADR (a)	233,192,102
12,750	Amazon.com, Inc. (a)	31,543,500
45,000	Burlington Stores, Inc. (a)	8,221,050
975,000	Capri Holdings Ltd. (a)	14,868,750
1,504,070	CarMax, Inc. (a)	110,774,755
2,186,146	Carnival Corp.	34,759,721
10,000	Dollar Tree, Inc. (a)	796,700
236,000	eBay, Inc.	9,399,880
2,129,300	iRobot Corp. (a) (b)	129,802,128
1,212,798	L Brands, Inc.	14,420,168
82,900	Las Vegas Sands Corp.	3,980,858
70,000	Marriott International, Inc. – Class A	6,365,800
4,794,000	Mattel, Inc. (a)	41,803,680
1,188,700	MGM Resorts International	20,005,821
1,098,100	Norwegian Cruise Line Holdings Ltd. (a)	18,008,840
70,000	Ross Stores, Inc.	6,395,200
969,571	Royal Caribbean Cruises Ltd.	45,346,836
2,088,970	Sony Corp. – ADR	134,216,323
99,900	Tesla, Inc. (a)	78,109,812
237,400	TJX Cos., Inc. (The)	11,644,470

		953,656,394

Consumer Staples – 0.1%
197,800	Altria Group, Inc.	7,763,650
122,000	BJ’s Wholesale Club Holdings, Inc. (a)	3,209,820

		10,973,470

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Energy – 1.7%
1,000,000	Cabot Oil & Gas Corp.	$21,620,000
200,000	EOG Resources, Inc.	9,502,000
739,921	Hess Corp.	35,989,757
360,000	Noble Energy, Inc.	3,531,600
761,600	Pioneer Natural Resources Co.	68,018,496
2,700,000	Southwestern Energy Co. (a)	8,721,000
7,734,004	Transocean Ltd. (a)	9,899,525

		157,282,378

Financials – 7.4%
1,143,800	Bank of America Corp.	27,508,390
1,725,963	Charles Schwab Corp. (The)	65,103,324
571,100	Citigroup, Inc.	27,732,616
59,400	CME Group, Inc.	10,585,674
879,580	Discover Financial Services	37,795,553
4,528,950	E*TRADE Financial Corp.	183,920,659
928,100	JPMorgan Chase & Co.	88,874,856
305,150	Marsh & McLennan Cos., Inc.	29,700,250
583,400	Northern Trust Corp.	46,181,944
149,200	Progressive Corp. (The)	11,533,160
995,300	Raymond James Financial, Inc.	65,610,176
2,981,900	Wells Fargo & Co.	86,624,195

		681,170,797

Health Care – 36.4%
369,718	Abbott Laboratories	34,047,331
1,378,100	ABIOMED, Inc. (a)	263,561,625
1,951,100	Accuray, Inc. (a)	4,360,709
289,700	Agilent Technologies, Inc.	22,208,402
149,187	Alcon, Inc. (a)	7,878,565
1,424,830	Alkermes PLC (a)	19,534,419
1,061,000	Amgen, Inc.	253,812,420
156,300	Arena Pharmaceuticals, Inc. (a)	7,654,011
3,689,300	AstraZeneca PLC – ADR	192,876,604
598,100	BeiGene Ltd. – ADR (a)	91,407,623
2,409,800	BeiGene Ltd. – HKD (a)	30,120,557
917,500	Biogen, Inc. (a)	272,341,525
2,030,796	BioMarin Pharmaceutical, Inc. (a)	186,873,848
1,075,600	Boston Scientific Corp. (a)	40,313,488
1,986,920	Bristol-Myers Squibb Co.	120,824,605
370,000	CVS Health Corp.	22,773,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Health Care (continued)
2,905,171	Elanco Animal Health, Inc. (a)	$71,786,775
2,461,478	Eli Lilly & Co.	380,642,958
4,456,243	Epizyme, Inc. (a)	73,349,760
814,050	FibroGen, Inc. (a)	30,030,305
266,680	Illumina, Inc. (a)	85,078,920
1,062,239	Insulet Corp. (a)	212,150,373
4,800	IQVIA Holdings, Inc. (a)	684,432
460,430	LivaNova PLC (a)	24,458,042
240,000	Merck & Co., Inc.	19,041,600
238,700	Momenta Pharmaceuticals, Inc. (a)	7,566,790
6,882,016	Nektar Therapeutics (a)	132,134,707
1,410,036	Novartis AG – ADR	119,472,350
145,900	NuVasive, Inc. (a)	8,882,392
589,300	OraSure Technologies, Inc. (a)	9,393,442
333,400	PerkinElmer, Inc.	30,182,702
2,136,943	QIAGEN N.V. (a)	89,089,154
149,333	Roche Holding AG – CHF	51,897,182
2,051,800	Seattle Genetics, Inc. (a)	281,568,514
88,200	Siemens Healthineers AG – EUR	3,885,505
275,060	Thermo Fisher Scientific, Inc.	92,057,081
605,500	Xencor, Inc. (a)	17,698,765
306,700	Zimmer Biomet Holdings, Inc.	36,711,990

		3,348,352,971

Industrials – 11.6%
5,025,022	AECOM (a)	182,207,298
501,900	Airbus SE – EUR (a)	31,834,539
5,349,101	American Airlines Group, Inc.	64,242,703
218,700	Carrier Global Corp. (a)	3,873,177
166,200	Caterpillar, Inc.	19,342,356
500,000	Colfax Corp. (a)	12,895,000
477,780	Curtiss-Wright Corp.	49,521,897
1,532,200	Delta Air Lines, Inc.	39,699,302
189,700	FedEx Corp.	24,048,269
274,690	General Dynamics Corp.	35,880,008
110,000	IDEX Corp.	16,899,300
1,279,444	Jacobs Engineering Group, Inc.	105,873,991
2,673,550	JetBlue Airways Corp. (a)	26,040,377
273,050	Lyft, Inc. – Class A (a)	8,964,231
45,000	Old Dominion Freight Line, Inc.	6,538,050

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Industrials (continued)
168,000	Raytheon Technologies Corp.	$10,888,080
1,756,782	Siemens AG – EUR	163,024,010
4,084,500	Southwest Airlines Co.	127,640,625
760,700	Textron, Inc.	20,052,052
33,450	TransDigm Group, Inc.	12,145,026
45,000	Union Pacific Corp.	7,190,550
3,188,600	United Airlines Holdings, Inc. (a)	94,318,788

		1,063,119,629

Information Technology – 24.7%
442,700	Adobe, Inc. (a)	156,556,428
851,800	Altair Engineering, Inc. – Class A (a)	28,100,882
434,700	Analog Devices, Inc.	47,643,120
518,300	Applied Materials, Inc.	25,749,144
119,700	ASML Holding N.V. – ADR	34,525,071
13,889,843	BlackBerry Ltd. (a)	59,448,528
49,000	Cerence, Inc. (a)	1,036,840
1,178,200	Cisco Systems, Inc.	49,932,116
1,109,700	Cree, Inc. (a)	47,861,361
57,000	Dell Technologies, Inc. – Class C (a)	2,433,330
1,011,300	Descartes Systems Group, Inc. (The) (a)	42,555,504
12,122,629	Flex Ltd. (a)	118,316,859
461,018	FormFactor, Inc. (a)	10,741,719
5,400,810	Hewlett Packard Enterprise Co.	54,332,149
1,235,336	HP, Inc.	19,160,061
1,386,800	Intel Corp.	83,180,264
38,000	Intuit, Inc.	10,252,780
890,000	Jabil, Inc.	25,311,600
329,550	Keysight Technologies, Inc. (a)	31,890,554
590,954	KLA Corp.	96,969,642
6,483,200	L.M. Ericsson Telephone Co. – ADR	54,847,872
710,000	MaxLinear, Inc. (a)	11,707,900
450,000	Micro Focus International PLC – ADR	2,668,500
4,355,070	Micron Technology, Inc. (a)	208,564,302
900,500	Microsoft Corp.	161,378,605
2,280,511	NetApp, Inc.	99,817,967
774,500	Nokia Corp. – ADR	2,772,710
1,270,000	Nuance Communications, Inc. (a)	25,654,000
555,800	Nutanix, Inc. – Class A (a)	11,388,342
187,010	NVIDIA Corp.	54,659,283

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Information Technology (continued)
400,000	Oracle Corp.	$21,188,000
42,700	Palo Alto Networks, Inc. (a)	8,390,977
1,495,600	QUALCOMM, Inc.	117,658,852
1,273,370	Splunk, Inc. (a)	178,730,213
3,542,873	Stratasys Ltd. (a) (b)	62,708,852
177,400	Teradyne, Inc.	11,094,596
1,011,495	Texas Instruments, Inc.	117,404,225
775,110	Trimble, Inc. (a)	26,842,059
497,900	Universal Display Corp.	74,744,748
265,500	Visa, Inc. – Class A	47,450,160
195,000	VMware, Inc. – Class A (a)	25,646,400
24,100	Western Digital Corp.	1,110,528

		2,272,427,043

Materials – 0.3%
434,000	Albemarle Corp.	26,660,620

TOTAL COMMON STOCKS (Cost $5,949,745,340)		$8,883,197,574

SHORT-TERM INVESTMENTS – 3.2%
295,898,598	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 0.19% (c)	$295,898,598

TOTAL SHORT-TERM INVESTMENTS (Cost $295,898,598)		295,898,598

TOTAL INVESTMENTS IN SECURITIES (Cost $6,245,643,938) – 99.8%		9,179,096,172
Other Assets in Excess of Liabilities – 0.2%		18,309,997

TOTAL NET ASSETS – 100.0%		$9,197,406,169

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 95.8%

Communication Services – 6.5%
69,075	Alphabet, Inc. – Class A (a)	$93,023,303
70,012	Alphabet, Inc. – Class C (a)	94,422,384
550,000	ANGI Homeservices, Inc. – Class A (a)	3,726,250
892,200	Baidu, Inc. – ADR (a)	90,049,746
3,905,742	comScore, Inc. (a) (b)	11,287,594
125,000	Electronic Arts, Inc. (a)	14,282,500
78,000	Facebook, Inc. – Class A (a)	15,967,380
1,287,400	IMAX Corp. (a)	14,805,100
700,000	Lions Gate Entertainment Corp. – Class A (a)	4,998,000
900,000	Lions Gate Entertainment Corp. – Class B (a)	6,012,000
2,950	Madison Square Garden Entertainment Corp. (a)	243,965
2,950	Madison Square Garden Sports Corp. (a)	505,394
5,500	Netflix, Inc. (a)	2,309,175
2,520,400	Pinterest, Inc. – Class A (a)	52,071,464
7,000	Snap, Inc. – Class A (a)	123,270
1,587,270	T-Mobile US, Inc. (a)	139,362,306
198,500	Tribune Publishing Co.	1,701,145
8,039,892	WildBrain Ltd. – CAD (a)	5,082,873

		549,973,849

Consumer Discretionary – 13.1%
809,800	Alibaba Group Holding Ltd. – ADR (a)	164,122,166
17,440	Amazon.com, Inc. (a)	43,146,560
31,000	At Home Group, Inc. (a)	72,850
325,000	Boot Barn Holdings, Inc. (a)	5,999,500
39,600	Burlington Stores, Inc. (a)	7,234,524
1,285,300	CarMax, Inc. (a)	94,662,345
3,150,000	Chegg, Inc. (a)	134,662,500
54,700	Darden Restaurants, Inc.	4,036,313
314,000	eBay, Inc.	12,506,620
6,300	Five Below, Inc. (a)	568,008
108,340	Gildan Activewear, Inc.	1,510,260
1,311,650	iRobot Corp. (a)	79,958,184
1,106,200	Norwegian Cruise Line Holdings Ltd. (a)	18,141,680
195,000	OneSpaWorld Holdings Ltd.	1,269,450
38,400	Restaurant Brands International, Inc.	1,893,120
1,314,800	Royal Caribbean Cruises Ltd.	61,493,196
300,000	Rubicon Project, Inc. (The) (a)	2,151,000
5,074,900	Sony Corp. – ADR	326,062,325

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Consumer Discretionary (continued)
182,190	Tesla, Inc. (a)	$142,450,717
1,426,600	Tuesday Morning Corp. (a)	1,034,285
29,200	Ulta Beauty, Inc. (a)	6,363,264

		1,109,338,867

Consumer Staples – 0.1%
93,300	Calavo Growers, Inc.	5,411,400

Energy – 0.4%
582,850	Cabot Oil & Gas Corp.	12,601,217
195,500	EOG Resources, Inc.	9,288,205
8,973,882	Transocean Ltd. (a)	11,486,569

		33,375,991

Financials – 5.3%
6,800	Cboe Global Markets, Inc.	675,784
149,300	Charles Schwab Corp. (The)	5,631,596
192,071	CME Group, Inc.	34,228,973
532,243	Discover Financial Services	22,870,482
1,965,766	E*TRADE Financial Corp.	79,829,757
70,000	LPL Financial Holdings, Inc.	4,215,400
503,620	MarketAxess Holdings, Inc.	229,152,136
2,992,949	NMI Holdings, Inc. – Class A (a)	40,464,671
150,300	Progressive Corp. (The)	11,618,190
409,600	Tradeweb Markets, Inc. – Class A	21,364,736

		450,051,725

Health Care – 33.7%
6,000	10x Genomics, Inc. – Class A (a)	479,220
396,400	Abbott Laboratories	36,504,476
1,162,923	ABIOMED, Inc. (a)	222,409,024
1,540,000	Accuray, Inc. (a)	3,441,900
108,200	Adaptive Biotechnologies Corp. (a)	3,463,482
2,360,100	Alkermes PLC (a)	32,356,971
2,261,000	Amicus Therapeutics, Inc. (a)	26,702,410
580,100	Arbutus Biopharma Corp. (a)	672,916
296,000	Arena Pharmaceuticals, Inc. (a)	14,495,120
56,825	Axovant Gene Therapies Ltd. (a)	194,342
574,747	BeiGene Ltd. – ADR (a)	87,838,584
1,476,800	BeiGene Ltd. – HKD (a)	18,458,809
807,500	Biogen, Inc. (a)	239,690,225
1,980,181	BioMarin Pharmaceutical, Inc. (a)	182,216,256
1,358,734	BioNTech SE – ADR (a)	64,512,690

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Health Care (continued)
346,500	Boston Scientific Corp. (a)	$12,986,820
6,925,200	Calithera Biosciences, Inc. (a) (b)	42,451,476
11,199,800	Cerus Corp. (a) (b)	68,878,770
17,000	Charles River Laboratories International, Inc. (a)	2,459,390
36,000	Edwards Lifesciences Corp. (a)	7,830,000
755,892	Elanco Animal Health, Inc. (a)	18,678,091
1,306,994	Eli Lilly & Co.	202,113,552
8,359,317	Epizyme, Inc. (a) (b)	137,594,358
1,246,900	Exact Sciences Corp. (a)	98,480,162
2,340,171	FibroGen, Inc. (a)	86,328,908
4,486,632	Fluidigm Corp. (a) (b)	10,050,056
267,200	Glaukos Corp. (a)	9,803,568
13,000	Illumina, Inc. (a)	4,147,390
314,200	ImmunoGen, Inc. (a)	1,281,936
855,956	Insulet Corp. (a)	170,951,532
517,920	LivaNova PLC (a)	27,511,910
425,100	Mereo Biopharma Group PLC – ADR (a)	539,877
80,000	Momenta Pharmaceuticals, Inc. (a)	2,536,000
88,000	MyoKardia, Inc. (a)	5,528,160
11,437,850	Nektar Therapeutics (a) (b)	219,606,720
465,500	NuVasive, Inc. (a)	28,339,640
967,100	OraSure Technologies, Inc. (a)	15,415,574
19,500	Penumbra, Inc. (a)	3,457,740
3,036,800	Pfenex, Inc. (a) (b)	17,461,600
3,536,701	QIAGEN N.V. (a)	147,445,065
3,414,480	Rhythm Pharmaceuticals, Inc. (a) (b)	64,328,803
182,600	Roche Holding AG – CHF	63,458,348
2,177,600	Seattle Genetics, Inc. (a)	298,832,048
460,000	Spectrum Pharmaceuticals, Inc. (a)	1,334,000
1,151,893	WaVe Life Sciences Ltd. (a)	9,998,431
4,331,541	Xencor, Inc. (a) (b)	126,610,944
150,500	Zentalis Pharmaceuticals, Inc. (a)	5,282,550

		2,845,159,844

Industrials – 9.5%
2,808,600	AECOM (a)	101,839,836
637,800	Alaska Air Group, Inc.	20,741,256
52,400	Allegiant Travel Co.	4,112,352
7,354,700	American Airlines Group, Inc.	88,329,947
335,000	Axon Enterprise, Inc. (a)	24,357,850

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Industrials (continued)
70,600	Bloom Energy Corp. – Class A (a)	$541,502
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR (a)	201,310
340,000	Cornerstone Building Brands, Inc. (a)	1,812,200
386,300	Curtiss-Wright Corp.	40,039,995
3,656,400	Delta Air Lines, Inc.	94,737,324
1,509,078	Everarc Holdings Ltd. (a)	22,636,170
9,900	FedEx Corp.	1,255,023
325,300	Gibraltar Industries, Inc. (a)	15,061,390
455,200	Hawaiian Holdings, Inc.	6,554,880
1,205,600	Jacobs Engineering Group, Inc.	99,763,400
7,508,625	JetBlue Airways Corp. (a)	73,134,007
213,120	Lyft, Inc. – Class A (a)	6,996,730
125,100	Masonite International Corp. (a)	7,390,908
4,021,700	NN, Inc. (b)	13,874,865
37,500	Old Dominion Freight Line, Inc.	5,448,375
15,800	Ryanair Holdings PLC – ADR (a)	1,002,826
2,061,400	Southwest Airlines Co.	64,418,750
483,400	Spirit Airlines, Inc. (a)	7,260,668
39,500	TransDigm Group, Inc.	14,341,660
4,000	Uber Technologies, Inc. (a)	121,080
2,844,390	United Airlines Holdings, Inc. (a)	84,137,056
239,200	WillScot Corp. (a)	2,786,680

		802,898,040

Information Technology – 27.1%
98,600	2U, Inc. (a)	2,341,750
373,000	Adobe, Inc. (a)	131,907,720
119,300	Applied Materials, Inc.	5,926,824
2,608,500	Arlo Technologies, Inc. (a)	7,147,290
86,600	ASML Holding N.V. – ADR	24,978,038
31,700	Autodesk, Inc. (a)	5,932,021
2,440,700	Axcelis Technologies, Inc. (a) (b)	57,014,752
21,456,718	BlackBerry Ltd. (a)	91,834,753
248,650	Cerence, Inc. (a)	5,261,434
310,000	Corning, Inc.	6,823,100
1,732,000	Cree, Inc. (a)	74,701,160
166,319	CrowdStrike Holdings, Inc. – Class A (a)	11,253,143
64,300	CyberArk Software Ltd. (a)	6,350,268
100,000	Dell Technologies, Inc. – Class C (a)	4,269,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,277,100	Descartes Systems Group, Inc. (The) (a)	$53,740,368
355,000	Digimarc Corp. (a)	5,946,250
120,100	FARO Technologies, Inc. (a)	6,592,289
11,171,200	Flex Ltd. (a)	109,030,912
377,700	ForeScout Technologies, Inc. (a)	11,995,752
1,072,700	FormFactor, Inc. (a)	24,993,910
1,285,860	Hewlett Packard Enterprise Co.	12,935,752
510,000	HP, Inc.	7,910,100
364,900	HubSpot, Inc. (a)	61,533,087
166,700	Intuit, Inc.	44,977,327
757,500	Jabil, Inc.	21,543,300
180,320	Keysight Technologies, Inc. (a)	17,449,566
116,188	Keywords Studios PLC – GBP	2,331,165
790,700	KLA Corp.	129,745,963
143,600	MACOM Technology Solutions Holdings, Inc. (a)	4,402,776
681,300	Materialise NV – ADR (a)	13,939,398
2,707,690	MaxLinear, Inc. (a)	44,649,808
5,868,000	Micron Technology, Inc. (a)	281,018,520
2,088,967	NetApp, Inc.	91,434,086
649,500	nLIGHT, Inc. (a)	10,236,120
1,329,000	Nuance Communications, Inc. (a)	26,845,800
1,755,525	Nutanix, Inc. – Class A (a)	35,970,707
185,810	NVIDIA Corp.	54,308,547
2,000	Okta, Inc. – Class A (a)	302,600
215,000	OSI Systems, Inc. (a)	15,561,700
57,900	Palo Alto Networks, Inc. (a)	11,377,929
20,616	Perspecta, Inc.	444,687
1,470,900	Plantronics, Inc.	20,769,108
197,300	Pluralsight, Inc. – Class A (a)	3,243,612
1,806,300	PROS Holdings, Inc. (a)	62,118,657
1,519,100	QUALCOMM, Inc.	119,507,597
116,955	Rapid7, Inc. (a)	5,327,300
1,800	RingCentral, Inc. – Class A (a)	411,354
6,849,300	ServiceSource International, Inc. (a) (b)	8,424,639
2,000,900	Splunk, Inc. (a)	280,846,324
2,328,332	Stratasys Ltd. (a)	41,211,476
830,000	Trimble, Inc. (a)	28,742,900
1,004,531	Universal Display Corp.	150,800,194
240,000	VMware, Inc. – Class A (a)	31,564,800

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
Information Technology (continued)
20,000	Western Digital Corp.	$921,600
600	Zoom Video Communications, Inc. – Class A (a)	81,102

		2,290,930,335

Materials – 0.1%
115,200	Albemarle Corp.	7,076,736
10,600	Ingevity Corp. (a)	550,352
1,980,000	Marrone Bio Innovations, Inc. (a)	1,445,796

		9,072,884

Real Estate – 0.0%
19,789	EPR Properties	582,192

TOTAL COMMON STOCKS (Cost $5,192,343,285)		$8,096,795,127

PREFERRED STOCKS – 0.2%

Financials – 0.2%
779,276	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	5,322,455
1,513,400	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	10,170,048

		15,492,503

TOTAL PREFERRED STOCKS (Cost $12,791,118)		15,492,503

WARRANTS – 0.0%

Industrials – 0.0%
364,100	Everarc Holdings Ltd. (Expiration Date 12/1/22) (a) (c)	54,615

TOTAL WARRANTS (Cost $3,641)		54,615

RIGHTS – 0.0%

Health Care – 0.0%
3,786,300	Mereo BioPharma Group PLC – CVR (Issue Date 4/5/19) (a) (c) (d)	0
3,786,300	Mereo BioPharma Group PLC – CVR (Issue Date 4/23/19) (a) (c) (d)	0

		0

TOTAL RIGHTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2020 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 4.3%
360,477,762	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 0.19% (e)	$360,477,762

TOTAL SHORT-TERM INVESTMENTS (Cost $360,477,762)		360,477,762

TOTAL INVESTMENTS IN SECURITIES (Cost $5,565,615,806) – 100.3%		8,472,820,007
Liabilities in Excess of Other Assets – (0.3)%		(21,464,689)

TOTAL NET ASSETS – 100.0%		$8,451,355,318

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
GBP	British Pound Sterling
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security
(d)	Fair-valued security (Note 4)
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2020 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$5,737,513,446	$6,040,898,882	$4,798,150,473

Investments, at cost (affiliated)	—	204,745,056	767,465,333

Investments, at value (unaffiliated)	7,316,001,815	8,986,585,192	7,695,235,430
Investments, at value (affiliated)	—	192,510,980	777,584,577
Receivable for investments sold	93,504,786	70,206,156	3,954,173
Receivable for dividends and interest	11,930,161	10,255,920	3,141,394
Receivable for fund shares sold	7,224,353	5,858,942	7,626,944
Prepaid expenses and other assets	47,132	76,390	51,843

Total assets	7,428,708,247	9,265,493,580	8,487,594,361

LIABILITIES
Payable for investments purchased	6,790,711	18,137,386	16,784,103
Payable for fund shares repurchased	21,983,519	34,020,316	5,948,865
Payable to the advisor (Note 6)	11,211,181	13,873,982	11,917,313
Payable to custodian	44,734	54,461	40,701
Other accrued expenses and liabilities	2,102,974	2,001,266	1,548,061

Total liabilities	42,133,119	68,087,411	36,239,043

NET ASSETS	$7,386,575,128	$9,197,406,169	$8,451,355,318

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	262,768,108	263,073,418	215,182,528

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$28.11	$34.96	$39.28

COMPONENTS OF NET ASSETS
Paid-in capital	$5,521,015,857	$5,672,041,299	$5,297,516,012
Total distributable earnings	1,865,559,271	3,525,364,870	3,153,839,306

Net assets	$7,386,575,128	$9,197,406,169	$8,451,355,318

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2020 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Income
Dividends (unaffiliated)(1)	$99,901,369	$71,308,457	$23,915,115
Interest income	2,655,297	930,570	2,126,035

Total investment income	102,556,666	72,239,027	26,041,150

Expenses
Advisory fees	25,860,028	31,550,638	26,376,631
Shareholder servicing	3,967,775	4,217,235	3,252,222
Trustee fees	108,299	108,097	108,144
Custody	87,670	102,969	76,833
Other	887,261	889,344	681,000

Total expenses	30,911,033	36,868,283	30,494,830

Net investment income (loss)	71,645,633	35,370,744	(4,453,680)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (unaffiliated)	241,260,888	624,216,894	404,953,522
Investments (affiliated)	—	(35,420,705)	(140,476,474)
Foreign currency transactions	(41,619)	(45,190)	(28,790)
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	(1,558,008,646)	(1,523,584,144)	(847,601,736)
Investments (affiliated)	—	46,897,759	113,937,124
Foreign currency translations	16,417	47,204	53,773

Net realized and unrealized loss on investments and foreign currency	(1,316,772,960)	(887,888,182)	(469,162,581)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,245,127,327)	$(852,517,438)	$(473,616,261)

(1)	Net of foreign taxes withheld of $2,751,238, $2,444,530, and $429,421, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2020(1)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$71,645,633	$139,312,461
Net realized gain (loss) on:
Investments	241,260,888	550,161,628
Foreign currency transactions	(41,619)	(141,292)
Change in unrealized appreciation/depreciation on:
Investments	(1,558,008,646)	387,588,658
Foreign currency translations	16,417	121,344

Net increase (decrease) in net assets resulting from operations	(1,245,127,327)	1,077,042,799

NET DISTRIBUTIONS TO SHAREHOLDERS	(616,939,900)	(279,726,568)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	794,012,745	2,288,869,865
Proceeds from reinvestment of distributions	530,011,881	228,973,462
Cost of shares repurchased	(2,349,729,717)	(3,197,882,950)

Net decrease from capital share transactions	(1,025,705,091)	(680,039,623)

Total increase (decrease) in net assets	(2,887,772,318)	117,276,608

NET ASSETS
Beginning of period	10,274,347,446	10,157,070,838

End of period	$7,386,575,128	$10,274,347,446

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	299,274,034	319,462,317

Shares sold	26,215,053	71,470,237
Shares issued on reinvestment of distributions	15,443,236	7,846,932
Shares repurchased	(78,164,215)	(99,505,452)

Decrease in capital shares	(36,505,926)	(20,188,283)

Shares outstanding, end of period	262,768,108	299,274,034

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2020(1)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$35,370,744	$68,101,656
Net realized gain (loss) on:
Investments	588,796,189	635,510,958
Foreign currency transactions	(45,190)	(194,335)
Change in unrealized appreciation/depreciation on:
Investments	(1,476,686,385)	(3,664,043)
Foreign currency translations	47,204	199,299

Net increase (decrease) in net assets resulting from operations	(852,517,438)	699,953,535

NET DISTRIBUTIONS TO SHAREHOLDERS	(634,259,506)	(286,506,874)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	750,713,497	2,455,955,463
Proceeds from reinvestment of distributions	608,222,848	274,658,653
Cost of shares repurchased	(3,040,353,463)	(3,923,397,524)

Net decrease from capital share transactions	(1,681,417,118)	(1,192,783,408)

Total decrease in net assets	(3,168,194,062)	(779,336,747)

NET ASSETS
Beginning of period	12,365,600,231	13,144,936,978

End of period	$9,197,406,169	$12,365,600,231

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	311,638,641	342,085,105

Shares sold	20,916,738	64,552,659
Shares issued on reinvestment of distributions	14,962,431	7,816,125
Shares repurchased	(84,444,392)	(102,815,248)

Decrease in capital shares	(48,565,223)	(30,446,464)

Shares outstanding, end of period	263,073,418	311,638,641

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2020(1)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(4,453,680)	$919,829
Net realized gain (loss) on:
Investments	264,477,048	593,945,392
Foreign currency transactions	(28,790)	(128,102)
Change in unrealized appreciation/depreciation on:
Investments	(733,664,612)	(140,672,064)
Foreign currency translations	53,773	168,102

Net increase (decrease) in net assets resulting from operations	(473,616,261)	454,233,157

NET DISTRIBUTIONS TO SHAREHOLDERS	(535,993,009)	(683,057,590)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	743,859,023	1,331,245,698
Proceeds from reinvestment of distributions	506,900,543	647,702,692
Cost of shares repurchased	(1,641,160,729)	(2,144,086,023)

Net decrease from capital share transactions	(390,401,163)	(165,137,633)

Total decrease in net assets	(1,400,010,433)	(393,962,066)

NET ASSETS
Beginning of period	9,851,365,751	10,245,327,817

End of period	$8,451,355,318	$9,851,365,751

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	226,657,092	229,145,250

Shares sold	18,472,912	31,073,538
Shares issued on reinvestment of distributions	11,334,985	16,689,067
Shares repurchased	(41,282,461)	(50,250,763)

Decrease in capital shares	(11,474,564)	(2,488,158)

Shares outstanding, end of period	215,182,528	226,657,092

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2020(1)		Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015

Net asset value, beginning of the period	$34.33		$31.79	$31.02	$24.84	$24.45	$23.59

Income (loss) from investment operations:
Net investment income	0.27		0.46	0.33	0.33	0.29	0.31
Net realized and unrealized gain (loss) on investments and foreign currency	(4.41)		2.95	1.13	6.61	0.55	1.21

Total from investment operations	(4.14)		3.41	1.46	6.94	0.84	1.52

Less:
Dividends from net investment income	(0.47)		(0.34)	(0.30)	(0.31)	(0.24)	(0.31)
Distributions from net realized gain	(1.61)		(0.53)	(0.39)	(0.45)	(0.21)	(0.35)

Total distributions	(2.08)		(0.87)	(0.69)	(0.76)	(0.45)	(0.66)

Net asset value, end of period	$28.11		$34.33	$31.79	$31.02	$24.84	$24.45

Total return	(13.16	%)(2)	11.22%	4.70%	28.51%	3.52%	6.64%

Ratios/supplemental data:
Net assets, end of period (millions)	$7,386.6		$10,274.3	$10,157.1	$8,698.6	$5,654.3	$5,126.0

Ratio of expenses to average net assets	0.66	%(3)	0.65%	0.64%	0.65%	0.67%	0.65%

Ratio of net investment income to average net assets	1.53	%(3)	1.38%	1.04%	1.18%	1.22%	1.38%

Portfolio turnover rate	6	%(2)	6%	5%	6%	8%	7%

(1)	Unaudited
(2)	Not annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2020(1)		Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015

Net asset value, beginning of the period	$39.68		$38.43	$35.64	$27.90	$27.09	$26.14

Income (loss) from investment operations:
Net investment income	0.14		0.22	0.10	0.12	0.12	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(2.76)		1.88	3.26	8.62	1.04	1.62

Total from investment operations	(2.62)		2.10	3.36	8.74	1.16	1.76

Less:
Dividends from investment income	(0.20)		(0.12)	(0.11)	(0.14)	(0.10)	(0.16)
Distributions from net realized gain	(1.90)		(0.73)	(0.46)	(0.86)	(0.25)	(0.65)

Total distributions	(2.10)		(0.85)	(0.57)	(1.00)	(0.35)	(0.81)

Net asset value, end of period	$34.96		$39.68	$38.43	$35.64	$27.90	$27.09

Total return	(7.35	%)(2)	5.75%	9.48%	32.12%	4.31%	6.96%

Ratios/supplemental data:
Net assets, end of period (millions)	$9,197.4		$12,365.6	$13,144.9	$9,701.5	$6,604.5	$6,254.6

Ratio of expenses to average net assets	0.64	%(3)	0.64%	0.64%	0.66%	0.65%	0.64%

Ratio of net investment income to average net assets	0.62	%(3)	0.53%	0.26%	0.39%	0.47%	0.53%

Portfolio turnover rate	7	%(2)	6%	4%	5%	9%	5%

(1)	Unaudited
(2)	Not annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2020(1)		Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016		Year Ended Oct. 31, 2015

Net asset value, beginning of the period	$43.46		$44.71	$41.41	$33.78	$33.27		$33.21

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.03	0.00 (2)	(0.03)	(0.05)		0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.77)		1.72	3.68	10.44	2.59		1.54

Total from investment operations	(1.79)		1.75	3.68	10.41	2.54		1.60

Less:
Dividends from investment income	—		(0.03)	—	—	(0.00	)(2)	(0.06)
Distributions from net realized gain	(2.39)		(2.97)	(0.38)	(2.78)	(2.03)		(1.48)

Total distributions	(2.39)		(3.00)	(0.38)	(2.78)	(2.03)		(1.54)

Net asset value, end of period	$39.28		$43.46	$44.71	$41.41	$33.78		$33.27

Total return	(4.78	%)(3)	4.71%	8.90%	32.59%	7.90%		5.13%

Ratios/supplemental data:
Net assets, end of period (millions)	$8,451.4		$9,851.4	$10,245.3	$8,879.5	$6,721.4		$6,502.8

Ratio of expenses to average net assets	0.64	%(4)	0.63%	0.63%	0.64%	0.63%		0.62%

Ratio of net investment income (loss) to average net assets	(0.09	%)(4)	0.01%	(0.19%)	(0.07%)	(0.16%)		0.17%

Portfolio turnover rate	12	%(3)	7%	12%	9%	15%		15%

(1)	Unaudited
(2)	Less than one cent per share
(3)	Not annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2020 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting. The PRIMECAP Odyssey Aggressive Growth Fund is closed to most new investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of each Fund, and thus, Fund performance.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2020 (Unaudited) – continued

accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2020 (Unaudited) – continued

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Funds did not incur any interest or penalties. As of April 30, 2020, open tax years include the tax years ended October 31, 2016 through October 31, 2019. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2020 (Unaudited) – continued

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2020 were as follows:

Fund	Purchases	Sales
Stock Fund	$509,395,197	$1,788,396,078
Growth Fund	$788,556,441	$3,133,311,790
Aggressive Growth Fund	$1,056,113,165	$1,775,216,374

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –

Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2020 (Unaudited) – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2020. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Stock Fund	Common Stock(1)	$7,011,490,861	$—	$—	$7,011,490,861
	Short-Term Investments	304,510,954	—	—	304,510,954

	Total Investments in Securities	$7,316,001,815	$—	$—	$7,316,001,815

Growth Fund	Common Stock(1)	$8,883,197,574	$—	$—	$8,883,197,574
	Short-Term Investments	295,898,598	—	—	295,898,598

	Total Investments in Securities	$9,179,096,172	$—	$—	$9,179,096,172

Aggressive Growth Fund	Common Stock(1)	$8,096,795,127	$—	$—	$8,096,795,127
	Preferred Stock(2)	15,492,503	—	—	15,492,503
	Warrants(3)	54,615	—	—	54,615
	Rights(4)	—	—	0	0
	Short-Term Investments	360,477,762	—	—	360,477,762

	Total Investments in Securities	$8,472,820,007	$—	$0	$8,472,820,007

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Financials
(3)	Industrials
(4)	Health Care

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2020 (Unaudited) – continued

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2019, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$6,996,617,342	$7,976,580,023	$6,237,475,230

Gross tax unrealized appreciation	3,598,275,048	5,316,870,138	4,718,810,220
Gross tax unrealized depreciation	(467,003,488)	(931,049,501)	(1,090,487,579)

Net tax unrealized appreciation	3,131,271,560	4,385,820,637	3,628,322,641

Undistributed ordinary income	118,197,783	71,970,840	25,463,714
Undistributed long-term capital gain	478,157,155	554,350,337	509,662,221

Total distributable earnings	596,354,938	626,321,177	535,125,935

Other accumulated gain (loss)	—	—	—

Total accumulated gain	$3,727,626,498	$5,012,141,814	$4,163,448,576

(1)	At October 31, 2019 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

Tax components of dividends paid during the six months ended April 30, 2020 and the year ended October 31, 2019 were as follows:

	April 30, 2020		October 31, 2019
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$138,779,906	$478,159,994	$122,583,434	$157,143,134
Growth Fund	$79,908,740	$554,350,766	$53,586,031	$232,920,843
Aggressive Growth Fund	$25,464,567	$510,528,442	$10,794,465	$672,263,125

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2019.

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives a fee paid

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2020 (Unaudited) – continued

quarterly at the annual rate of 0.60% of the first $100 million of each Fund’s average daily net assets and 0.55% of each Fund’s average daily net assets in excess of $100 million. For the six months ended April 30, 2020, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, fund accountant and transfer agent to the Funds. U.S. Bank, N.A. serves as the Funds’ custodian. ALPS Distributors, Inc. serves as the Funds’ distributor.

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2019	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2020
iRobot Corp.	$124,095,726	$7,385,807	$27,982,145	$—	$(17,621,484)	$43,924,224	$129,802,128
Stratasys Ltd.	97,131,892	—	19,597,354	—	(17,799,221)	2,973,535	62,708,852

Total	$221,227,618	$7,385,807	$47,579,499	$—	$(35,420,705)	$46,897,759	$192,510,980

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2020 (Unaudited) – continued

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2019	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2020
Axcelis Technologies, Inc.	$48,145,455	$—	$1,425,822	$—	$726,187	$9,568,932	$57,014,752
Calithera Biosciences, Inc.(1)	N/A	32,023,644	—	—	—	10,427,832	42,451,476
Cerus Corp.	49,155,000	—	345,813	—	(224,522)	20,294,105	68,878,770
comScore, Inc.	12,871,459	—	6,084,587	—	(43,613,538)	48,114,260	11,287,594
Epizyme, Inc.	83,472,983	18,433,682	2,804,049	—	(811,001)	39,302,743	137,594,358
FARO Technologies, Inc.(2)	44,082,019	—	43,996,678	—	19,089,650	(12,582,702)	N/A
Fluidigm Corp.	22,885,537	—	470,404	—	(4,598,631)	(7,766,446)	10,050,056
Nektar Therapeutics	189,015,064	15,550,793	6,200,080	—	(917,267)	22,158,210	219,606,720
NN, Inc.	30,107,400	—	356,467	—	(3,549,994)	(12,326,074)	13,874,865
Pfenex, Inc.	28,570,936	—	633,771	—	(327,229)	(10,148,336)	17,461,600
PROS Holdings, Inc.(2)	158,439,204	—	57,449,611	—	10,223,161	(49,094,097)	N/A
Rhythm Pharmaceuticals, Inc.(1)	N/A	38,445,209	—	—	—	(5,292,898)	64,328,803
ServiceSource International, Inc.	11,016,250	—	2,705,648	—	(13,939,130)	14,053,167	8,424,639
Spectrum Pharmaceuticals, Inc.(2)	74,932,888	—	41,555,095	—	(105,208,832)	73,165,039	N/A
Xencor, Inc.	167,429,966	—	17,557,083	—	2,674,672	(25,936,611)	126,610,944

Total	$920,124,161	$104,453,328	$181,585,108	$—	$(140,476,474)	$113,937,124	$777,584,577

(1)	As of October 31, 2019, the company was not an affiliate.
(2)	No longer an affiliate as of April 30, 2020.

(8)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2019 through April 30, 2020.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period(1) (11/1/19 to 4/30/20)	Expense Ratio During Period(1) (11/1/19 to 4/30/20)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$868.40	$3.07	0.66%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.58	$3.32	0.66%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$926.50	$3.07	0.64%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.68	$3.22	0.64%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$952.20	$3.11	0.64%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.68	$3.22	0.64%

(1)

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (182), then divided by the number of days in the fiscal year (366) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Forms N-Q or Part F of Form N-PORT are also available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q or Part F of Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Funds’ Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act. The Program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of PRIMECAP as the Funds’ liquidity risk management program administrator, which is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. PRIMECAP has formed a Liquidity Risk Management Committee (the “LRMC”) to monitor and implement the Program for each Fund. The LRMC consists of representatives from PRIMECAP’s operations, compliance and trading departments. The Trust’s CCO also participates in LRMC Meetings.

At the Funds’ Board Meeting in March 2020, the LRMC presented its annual assessment of the Program using data collected through January 31, 2020. The purpose of the report was to assess the effectiveness of the Program’s operations and evaluate each Fund’s liquidity risk profile within the framework of the Program. With respect to each Fund, the report concluded that (i) the Fund should be able to meet reasonably anticipated shareholder redemptions, given the high level of highly liquid investments held by the Fund; (ii) the data received from the Fund’s liquidity data provider is credible and provides the data necessary to assess the Fund’s liquidity risk; (iii) the Program is reasonably designed to assess and manage the Fund’s liquidity risk; and (iv) the Program appears to be operating effectively.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 140 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	50
Joel P. Fried	35
Alfred W. Mordecai	23
M. Mohsin Ansari	20
James Marchetti	15

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.primecap.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each officer is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones Age: 74	Co-Chief Executive Officer	Indefinite; Since 09/04	Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Joel P. Fried Age: 59	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai Age: 52	Co-Chief Executive Officer	Indefinite; Since 10/12	Vice Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Michael J. Ricks Age: 42	Chief Financial Officer, Secretary, Chief Administrative Officer	Indefinite; Since 03/11	Director of Fund Administration PRIMECAP Management Company; Chief Compliance Officer, PRIMECAP Odyssey Funds; Chief Compliance Officer PRIMECAP Management Company March 2019-March 2020
Jennifer Ottosen Age: 60	Chief Compliance Officer, AML Compliance Officer	Indefinite; Since 02/20

Chief Compliance Officer,

PRIMECAP Management Company since March 2020; Senior Compliance Officer, PRIMECAP Management Company May 2019-March 2020; CCO Dividend Assets Capital, LLC; CCO & General Counsel, GW Capital, Inc.

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each Independent Trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Benjamin F. Hammon Age: 84	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith Age: 78	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac Age: 75	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw Age: 60	Trustee	Indefinite; Since 06/08	Managing Director, Horsley Bridge Partners, an investment advisor (2007-present)	3	None
J. Blane Grinstead Age: 65	Trustee	Indefinite; Since 03/19	Retired; Private investor	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act. The address for each interested trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Joel P. Fried(2) Age: 59	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company	3	None
Michael Glazer(3) Age: 79	Trustee	Indefinite; Since 10/19	Formerly, Partner and Senior Counsel, Morgan, Lewis & Bockius LLP	3	None

(1)

Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

(2)	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with PRIMECAP Management Company, the investment advisor to the Trust.
(3)	Mr. Glazer is an “interested person” of the Trust, as defined by the 1940 Act, due to his former employment by the Trust’s counsel, Morgan, Lewis & Bockius LLP.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

177 East Colorado Boulevard, 11th Floor

Pasadena, California 91105

•

Distributor

ALPS DISTRIBUTORS, INC.

1290 Broadway, Suite 1000

Denver, Colorado 80203

•

Custodian

U.S. BANK, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, CA 92626

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

601 South Figueroa Street, Suite 900

Los Angeles, California 90017

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that such disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by other officers of the registrant and by the registrant’s service providers.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed January  5, 2006.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 29, 2020

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 29, 2020

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 29, 2020

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 29, 2020

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 29, 2020

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	June 29, 2020